ACCOUNTS RECEIVABLES	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLES

NOTE 5 – ACCOUNTS RECEIVABLES

	September 30, 2024	December 31, 2023
Trade receivables	$109,401	$119,094
Income tax advances	32,856	52,003
Interest receivable	51,718	17,494
Due from shareholders	840	843
	$194,815	$189,434

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2024

(Expressed in Canadian dollars)

(Unaudited)